Operating Segments (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The table below summarizes the Corporation’s results by operating segment:

	Medicare Advantage	Direct Contracting	Corporate/Other	Eliminations	Consolidated Total
Three Months Ended September 30, 2021	(in thousands)
Premiums earned, net (Net of ceded premiums of $120)	$203,657	$—	$—	$—	$203,657
Direct Contracting revenue	—	222,647	—	—	222,647
Other income	80	—	24,967	(24,188)	859
Intersegment revenues	—	—	9,375	(9,375)	—
Net medical claims incurred	208,661	228,060	2,253	(2,552)	436,422
Gross (loss) profit	$(4,924)	$(5,413)	$32,089	$(31,011)	$(9,259)

Total assets	$347,535	$260,142	$887,089	$(542,288)	$952,478

	Medicare Advantage	Direct Contracting	Corporate/Other	Eliminations	Consolidated Total
Nine Months Ended September 30, 2021	(in thousands)
Premiums earned, net (Net of ceded premiums of $370)	$598,390	$—	$—	$—	$598,390
Direct Contracting revenue	—	439,020	—	—	439,020
Other income	108	—	66,990	(64,548)	2,550
Intersegment revenues	—	—	33,130	(33,130)	—
Net medical claims incurred	640,624	469,972	5,273	(6,494)	1,109,375
Gross (loss) profit	$(42,126)	$(30,952)	$94,847	$(91,184)	$(69,415)

Total assets	$347,535	$260,142	$887,089	$(542,288)	$952,478

Reconciliation of Revenue from Segments to Consolidated
A reconciliation of the reportable segments’ gross loss to the net loss included in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2021, is as follows:

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
	(in thousands)
Gross loss	$(9,259)	$(69,415)

Salaries and benefits	73,364	201,555
General and administrative expenses	45,749	129,983
Premium deficiency reserve (benefit)	20,761	48,661
Depreciation and amortization	120	398
Other expense	—	191
Change in fair value of warrants payable	(115,152)	(66,146)
Interest expense	413	2,817
Amortization of notes and securities discounts	13	13,681
Net loss	$(34,527)	$(400,555)